FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:
     Weiss, Peck & Greer Funds Trust
     c/o Weiss, Peck & Greer, L.L.C.
     One New York Plaza
     New York, NY 10004

2. Name of each series or class of funds for which this notice is filed:
     Weiss, Peck & Greer Funds Trust
     WPG Government Securities Fund, WPG Government Money Market Fund,
     WPG Tax Free Money Market Fund, WPG Intermediate Municipal Bond Fund, WPG Quantitative Equity Fund, WPG Institutional Short Duration Fund

3. Investment Company Act File Number:  811-4404

   Securities Act File Number:  33-2261

4. Last day of fiscal year for which this notice is filed:  12-31-96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

           [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series, which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            88,323,161 Shares

9. Number and aggregate sale price of securities sold during the fiscal year:
            Number            Price
            2,324,301,309     $2,372,099,045

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
            Number            Price
            2,324,301,309     $2,372,099,045

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
            Number            Price
            15,121,926        $41,844,870

12. Calculation of registration fee:
    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):  $2,372,099,045

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11,
          if applicable):                                       +    41,844,870

    (iii) Aggregate price of shares redeemed or repurchase
          during the fiscal year (if applicable):               - 2,413,943,915

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):           +           0

    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv] (if applicable):                                         0

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see Instruction C.6):                   x      1/3300

    (vii) Fee due [line (i) or line (v) multiplied by
          line (vii)]:                                                       0


Instruction: issuers should complete lines (ii), (iii) (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction: C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joseph J. Reardon
                            Joseph J. Reardon, Vice President

Date  2-26-97

* Please print the name and title of the signing officer below the signature